UPDATING SUMMARY PROSPECTUS SUPPLEMENT

September 15, 2021

for

GUARDIAN INVESTOR IIsm VARIABLE ANNUITY

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Updating Summary Prospectus dated May 1, 2021 for Guardian Investor IIsm Variable Annuity, B Series and L Series, variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in the Updating Summary Prospectus.

NOTICE OF FUND SUBSTITUTION

On October 22, 2021 (the “Substitution Date”), in accordance with applicable law, GIAC and the Separate Account will substitute the following “Existing Funds” in which investment divisions (“subaccounts”) of the Separate Account currently invest with the corresponding “Replacement Funds” (the “Substitution”), as set forth in the table below:

Existing Fund	Replacement Fund
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	Guardian Integrated Research VIP Fund
Columbia Variable Portfolio - Small Cap Value Fund (Class 2)	Guardian Small-Mid Cap Core VIP Fund
Putnam VT Multi-Cap Core Fund (Class IB)	Guardian Strategic Large Cap Core VIP Fund
Templeton Foreign VIP Fund	Guardian International Value VIP Fund

On the Substitution Date, all subaccount units corresponding to shares of each Existing Fund will be replaced with subaccount units corresponding to shares of the applicable Replacement Fund. In addition, the Existing Funds will be replaced by their corresponding Replacement Funds within the allocation models applicable to the GLWB.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract value immediately prior to the Substitution will equal your Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Contract will not be altered in any way.

Please note the following information regarding your transfer rights:

For Contracts without the GLWB

•

From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•

For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts.

•

On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

For Contracts with the GLWB

•	From the date of this Supplement until the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•	For 30 days following the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•

Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract. Please note, however, that the investment restrictions applicable to your GLWB will continue to apply during the time periods referenced above.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by the GLWB as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts under the Contracts.

•

On the Substitution Date, the Replacement Funds will immediately replace the Existing Funds within all applicable allocation models. Any Contract value remaining in a subaccount that invests in an Existing Fund on the Substitution Date will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, Annuities, at P. O. Box 981592, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79932 (overnight mail), sending an email to GIAC_CRU@glic.com or by calling 1-888 GUARDIAN (1-888-482-7432).

If your Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Fund will be different from the number of units you held in the subaccount investing in the corresponding Existing Fund.

A summary prospectus for each Replacement Fund accompanies this Supplement.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•

Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your enrollment will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your premium allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Automated Alert Program: If you have any Automated Alerts on file that include an Existing Fund, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Substitution Date, your Automated Alert instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

Appendixes A and B of the Updating Summary Prospectus are replaced with the following:

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/Investor-II/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.06%	4.86%	5.76%	N/A
Seeks high total investment return.	BlackRock Advantage Large Cap Core V.I. Fund (Class III)(1) BlackRock Advisors, LLC	0.84%	19.50%	14.31%	12.86%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	1.01%	20.70%	9.17%	6.61%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.06%	42.91%	19.54%	15.59%
Long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)(1) Columbia Management Investment Advisers, LLC	1.13%	8.59%	10.22%	8.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.80%	7.42%	N/A	N/A

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			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	1.00%	20.19%	N/A	N/A
The Fund seeks total return	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.03%	4.19%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	1.01%	2.12%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Columbia Management Investment Advisers, LLC	0.96%	19.22%	N/A	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	28.16%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian International Value VIP Fund Park Avenue Institutional Advisers LLC Lazard Asset Management LLC	1.00%	8.31%	N/A	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	36.41%	N/A	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	1.20%	N/A	N/A

2

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.88%	30.73%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	1.06%	2.80%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Capital Management LLC	1.10%	19.15%	N/A	N/A
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC	0.89%	7.08%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.05%	2.43%	N/A	N/A
The fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund(2) Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	0.93%	N/A	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund(2) Park Avenue Institutional Advisers LLC AllianceBernstein, L.P.	0.84%	N/A	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.79%	6.68%	N/A	N/A

3

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC	0.75%	5.30%	N/A	N/A
Seeks capital appreciation.	MFS® Blended Research® Core Equity Portfolio (Service Class) Massachusetts Financial Services Company	0.70%	15.06%	12.20%	12.36%
Seeks capital appreciation.	MFS® Technology Portfolio (Service Class) Massachusetts Financial Services Company	1.20%	46.41%	24.86%	19.14%
Seeks capital appreciation.	MFS® New Discovery Series (Service Class) Massachusetts Financial Services Company	1.12%	45.58%	22.68%	14.41%
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Pioneer Asset Management, Inc	0.90%	8.42%	4.71%	4.38%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund Class IB formerly Putnam VT Equity Income Fund IB Putnam Investment Management, LLC. Putnam Investments Limited	0.82%	5.80%	11.25%	11.60%
Seeks capital appreciation.	Putnam VT Multi-Cap Core Fund IB(1) Putnam Investment Management, LLC. Putnam Investments Limited	0.92%	17.27%	14.44%	13.20%
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC. Putnam Investments Limited	1.40%	3.96%	7.29%	8.21%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares)(1) Templeton Investment Counsel, LLC	1.11%	-1.16%	3.30%	2.42%

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			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.74%	-5.28%	0.66%	1.56%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	6.76%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%

(1)	On or about October 22, 2021, this Fund will no longer be available as a variable investment option under the Contract.
(2)	On or about October 22, 2021, this Fund will be available as a variable investment option under the Contract.

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Appendix B — Funds Available Under the GLWB Rider

For contracts issued in conjunction with application dated during the periods below, the chart lists the models available to contracts with the rider. During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the allocation models listed under the applicable period for your contract.

On or prior to October 22, 2021

Fund	Guaranteed Living Withdrawal Rider
	6/1/12 – 4/1/15				5/1/15 – 7/31/15				8/1/15 – 2/17/17
	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Growth 70/30	Moderate 60/40	Conservative 40/60
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	5%		3%	2%
ClearBridge Variable Small Cap Growth Portfolio (Class II)									2%	2%
Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	2%		2%	2%	2%	2%	2%	2%
Guardian Core Plus Fixed Income VIP Fund	6%	30%	12%	20%	2%	7%	3%	4%	13%	16%	27%
Guardian Diversified Research VIP Fund		20%							7%	7%	4%
Guardian Global Utilities VIP Fund	2%		2%
Guardian Growth & Income VIP Fund		22%							6%	5%	4%
Guardian Integrated Research VIP Fund									7%	6%	3%
Guardian International Growth VIP Fund	2%	9%	2%		2%		2%	2%	2%	2%
Guardian International Value VIP Fund									7%	5%	5%
Guardian Large Cap Disciplined Growth VIP Fund	10%		7%	5%	7%	2%	5%	4%	5%	4%	2%
Guardian Large Cap Disciplined Value VIP Fund	10%		8%	6%	10%	6%	9%	8%	9%	8%	6%
Guardian Large Cap Fundamental Growth VIP Fund	7%		5%	4%	8%	5%	7%	6%	7%	6%	5%
Guardian Mid Cap Relative Value VIP Fund	6%	12%	5%	4%	6%	4%	6%	5%	6%	5%	4%
Guardian Mid Cap Traditional Growth VIP Fund	6%		4%	3%	6%	3%	5%	4%	5%	4%	3%
Guardian Multi-Sector Bond VIP Fund	3%		6%	8%	3%	8%	5%	6%	5%	6%	8%
Guardian Small Cap Core VIP Fund	5%	7%	4%	2%	5%	2%	5%	4%	5%	4%	2%
Guardian Total Return Bond VIP Fund					3%	8%	4%	6%	6%	9%	13%
Guardian U.S. Government Securities VIP Fund	3%		7%	10%	3%	10%	5%	7%
MFS® Blended Research® Core Equity Portfolio (Service Class)					8%	3%	7%	6%
MFS® New Discovery Series (Service Class)	2%		2%		2%		2%	2%
MFS® Technology Portfolio (Service Class)	2%		2%
Pioneer Bond VCT Portfolio (Class II)					3%	9%	5%	6%	6%	9%	12%
Putnam VT Large Cap Value Fund Class IB	7%		5%	4%	7%	4%	6%	5%
Putnam VT Multi-Cap Core Fund IB					8%	4%	7%	7%
Putnam VT Small Cap Value Fund Class IB									2%	2%	2%
Templeton Foreign VIP Fund (Class 2 Shares)	9%		5%	5%	9%	5%	7%	5%
Victory INCORE Investment Quality Bond VIP Series	5%		9%	13%	3%	9%	4%	5%
Victory INCORE Low Duration Bond VIP Series	3%		6%	9%	3%	9%	4%	6%
*	You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

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After October 22, 2021

Fund	Guaranteed Living Withdrawal Rider
	6/1/12 – 4/1/15				5/1/15 – 7/31/15				8/1/15 – 2/17/17
	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Growth 70/30	Moderate 60/40	Conservative 40/60
ClearBridge Variable Small Cap Growth Portfolio (Class II)									2%	2%
Guardian Core Plus Fixed Income VIP Fund	6%	30%	12%	20%	2%	7%	3%	4%	13%	16%	27%
Guardian Diversified Research VIP Fund		20%							7%	7%	4%
Guardian Global Utilities VIP Fund	2%		2%
Guardian Growth & Income VIP Fund		22%							6%	5%	4%
Guardian Integrated Research VIP Fund	5%		3%	2%					7%	6%	3%
Guardian International Growth VIP Fund	2%	9%	2%		2%		2%	2%	2%	2%
Guardian International Value VIP Fund	9%		5%	5%	9%	5%	7%	5%	7%	5%	5%
Guardian Large Cap Disciplined Growth VIP Fund	10%		7%	5%	7%	2%	5%	4%	5%	4%	2%
Guardian Large Cap Disciplined Value VIP Fund	10%		8%	6%	10%	6%	9%	8%	9%	8%	6%
Guardian Large Cap Fundamental Growth VIP Fund	7%		5%	4%	8%	5%	7%	6%	7%	6%	5%
Guardian Mid Cap Relative Value VIP Fund	6%	12%	5%	4%	6%	4%	6%	5%	6%	5%	4%
Guardian Mid Cap Traditional Growth VIP Fund	6%		4%	3%	6%	3%	5%	4%	5%	4%	3%
Guardian Multi-Sector Bond VIP Fund	3%		6%	8%	3%	8%	5%	6%	5%	6%	8%
Guardian Small Cap Core VIP Fund	5%	7%	4%	2%	5%	2%	5%	4%	5%	4%	2%
Guardian Small-Mid Cap Core VIP Fund	2%		2%	2%	2%	2%	2%	2%
Guardian Strategic Large Cap Core VIP Fund					8%	4%	7%	7%
Guardian Total Return Bond VIP Fund					3%	8%	4%	6%	6%	9%	13%
Guardian U.S. Government Securities VIP Fund	3%		7%	10%	3%	10%	5%	7%
MFS® Blended Research® Core Equity Portfolio (Service Class)					8%	3%	7%	6%
MFS® New Discovery Series (Service Class)	2%		2%		2%		2%	2%
MFS® Technology Portfolio (Service Class)	2%		2%
Pioneer Bond VCT Portfolio (Class II)					3%	9%	5%	6%	6%	9%	12%
Putnam VT Large Cap Value Fund Class IB	7%		5%	4%	7%	4%	6%	5%
Putnam VT Small Cap Value Fund Class IB									2%	2%	2%
Victory INCORE Investment Quality Bond VIP Series	5%		9%	13%	3%	9%	4%	5%
Victory INCORE Low Duration Bond VIP Series	3%		6%	9%	3%	9%	4%	6%

*	You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

This Supplement Should Be Retained For Future Reference.

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